American Century Capital Portfolios, Inc. Statement of Additional Information Supplement AC Alternatives® Income Fund AC Alternatives® Long Short Fund AC Alternatives® Multi-Strategy Fund
Supplement dated June 10, 2016 ■ Statement of Additional Information dated March 1, 2016

Effective April 6, 2016, Sankaty Advisors, LP changed its name to Bain Capital Credit, LP. Accordingly, all references in the statement of additional information to "Sankaty Advisors, LP" or "Sankaty" are hereby replaced with "Bain Capital Credit, LP" and "Bain Capital Credit," respectively.

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